Financial and capital risk management (Details 7) $ in Millions	Dec. 31, 2025 USD ($)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (5)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(125)
Bunker Crude Oil [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(423)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	15
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	2
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(11)
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	5
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	5
Hedge Fixed Price Nickel Sales [Member] | Risk Nickel Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	5
Hedge For Fixed Price Cobalt Sales [Member] | Risk Nickel Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 1